Share-Based Payment - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense			€ 36,770,000	€ 39,396,000
Share nominal value | kr / shares					kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 6.48		€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 145.5		€ 145.5
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value of Other Equity Instruments Granted	€ 123.46		€ 123.46
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense	€ 16,800,000	€ 16,300,000	€ 36,800,000	€ 39,400,000